Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

Historically, the Corporation has granted annual equity-based awards in April of each year, which has consisted primarily of RSUs, in conjunction with its annual compensation review and approval process and at regularly scheduled Board meetings, although the exact timing may change from year to year. The Compensation Committee may also approve grants at other times of the year for new hires and in connection with certain promotions, or other purposes, based on business needs. The Corporation granted RSUs but did not grant Options to our Named Executive Officers in 2025.

The Corporation does not maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee generally has not taken material nonpublic information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of Options in relation to the Corporation’s public disclosure of MNPI, except that the Compensation Committee may elect to defer granting an equity award if the Corporation is in possession of MNPI on the anticipated grant date. The Corporation has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee may also approve grants at other times of the year for new hires and in connection with certain promotions, or other purposes, based on business needs.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

The Corporation does not maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee generally has not taken material nonpublic information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of Options in relation to the Corporation’s public disclosure of MNPI, except that the Compensation Committee may elect to defer granting an equity award if the Corporation is in possession of MNPI on the anticipated grant date.
MNPI Disclosure Timed for Compensation Value	false